Long-Term Prepaid Expenses (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Long-Term Prepaid Expenses (Textual)
Amortization lease term	20 years		20 years
Amortization lease expiration date	Nov. 30, 2033		Nov. 30, 2033
Amortization expense	$ 4,740	$ 0	$ 1,561	$ 0
Estimated amortization expense,Year one	18,960		18,731
Estimated amortization expense,Year two	18,960		18,731
Estimated amortization expense,Year three	18,960		18,731
Estimated amortization expense,Year four	18,960		18,731
Estimated amortization expense,Year five	18,960		18,731
Estimated amortization expense, thereafter	$ 18,960		$ 18,731